Fair value option	12 Months Ended
Dec. 31, 2011
Fair value option

Note 23—Fair value option

ASC 825 provides an option to elect fair value as an alternative measurement for selected financial assets, financial liabilities, unrecognized firm commitments and written loan commitments.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value (in millions)	Dec. 31,	Dec. 31,
	2011	2010
Assets of consolidated investment management funds:
Trading assets	$10,751	$14,121
Other assets	596	645
Total assets of consolidated investment management funds	$11,347	$14,766
Liabilities of consolidated investment management funds:
Trading liabilities	$10,053	$13,561
Other liabilities	32	2
Total liabilities of consolidated investment management funds	$10,085	$13,563
Non-redeemable noncontrolling interests of consolidated investment management funds	$670	$699

BNY Mellon values assets in consolidated CLOs using observable market prices observed from the secondary loan market. The returns to the note holders are solely dependent on the assets and accordingly equal the value of those assets. Accordingly, mark-to-market best reflects the limited interest BNY Mellon has in the economic performance of the consolidated CLOs. Changes in the values of assets and liabilities are reflected in the income statement as investment income of consolidated investment management funds.

We have elected the fair value option on $240 million of long-term debt in connection with ASC 810. At Dec. 31, 2011, the fair value of this long-term debt was $326 million. The long-term debt is valued using observable market inputs and is included in Level 2 of the ASC 820 hierarchy.

The following table presents the changes in fair value of the long-term debt included in foreign exchange and other trading revenue in the consolidated income statement.

Foreign exchange and other trading revenue
	Year ended Dec. 31,
(in millions)	2011	2010
Long-term debt (a)	$(57)	$(29)
(a)	The change in fair value of the long-term debt is approximately offset by an economic hedge included in trading.

We have elected the fair value option on $120 million of unfunded lending-related commitments. The fair market value of unfunded lending-related commitments for which the fair value option was elected was a liability of less than $1 million at Dec. 31, 2011 and Dec. 31, 2010 and is included in other liabilities. Unfunded lending-related commitments are valued using quotes from dealers in the loan markets, and are included in Level 3 of the ASC 820 hierarchy.